Salt High truBetaTM US Market ETF
Schedule of Investments
March 31, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.7%
	Communications - 2.2%
1,449	Roku, Inc. (a)	$126,758
575	Trade Desk, Inc. - Class A (a)	110,975
		237,733
	Consumer Discretionary - 16.4%
3,059	Alaska Air Group, Inc.	87,090
8,142	American Airlines Group, Inc.	99,251
1,909	Best Buy Company, Inc.	108,813
6,624	Carnival Corporation	87,238
2,277	Carvana Company (a)	125,440
3,013	Delta Air Lines, Inc.	85,961
4,876	Harley-Davidson, Inc.	92,303
2,392	Las Vegas Sands Corporation	101,588
7,544	MGM Resorts International	89,019
10,488	Norwegian Cruise Line Holdings, Ltd. (a)	114,949
3,611	Royal Caribbean Cruises, Ltd.	116,166
6,854	Six Flags Entertainment Corporation	85,949
7,153	Tapestry, Inc.	92,631
207	Tesla, Inc. (a)	108,468
2,783	United Airlines Holdings, Inc. (a)	87,803
2,990	Wayfair, Inc. - Class A (a)	159,786
1,610	Wynn Resorts, Ltd.	96,906
		1,739,361
	Energy - 14.7%
9,131	Baker Hughes Company	95,875
6,440	Cimarex Energy Company	108,385
13,340	Devon Energy Corporation	92,179
16,238	Halliburton Company	111,230
5,106	HollyFrontier Corporation	125,148
4,669	Marathon Petroleum Corporation	110,282
15,318	Murphy Oil Corporation	93,899
11,431	National Oilwell Varco, Inc.	112,367
16,169	Noble Energy, Inc.	97,661
7,268	PBF Energy, Inc. - Class A	51,457
2,139	Phillips 66	114,757
1,633	Pioneer Natural Resources Company	114,555
9,338	Targa Resources Corporation	64,526
74,957	Transocean, Ltd. (a)	86,950
2,346	Valero Energy Corporation	106,415
25,852	WPX Energy, Inc. (a)	78,849
		1,564,535
	Financials - 28.5% (b)
1,173	American Express Company	100,420
4,807	Bank of America Corporation	102,053
1,587	Capital One Financial Corporation	80,017
2,300	Citigroup, Inc.	96,876
4,922	Citizens Financial Group, Inc.	92,583
3,013	Comerica, Inc.	88,401
2,254	Discover Financial Services	80,400
3,243	E*TRADE Financial Corporation	111,300
7,176	Equitable Holdings, Inc.	103,693
6,578	Fifth Third Bancorp	97,683
11,707	First Horizon National Corporation	94,358
667	Goldman Sachs Group, Inc.	103,112
10,166	Host Hotels & Resorts, Inc.	112,233
10,787	Invesco, Ltd.	97,946
6,969	Jefferies Financial Group, Inc.	95,266
9,154	KeyCorp	94,927
4,048	Lincoln National Corporation	106,543
437	Mastercard, Inc. - Class A	105,562
3,082	Morgan Stanley	104,788
13,386	Navient Corporation	101,466
10,534	Pebblebrook Hotel Trust	114,715
1,081	PNC Financial Services Group, Inc.	103,473
3,266	Principal Financial Group, Inc.	102,356
2,185	Prudential Financial, Inc.	113,926
13,869	RLJ Lodging Trust	107,069
1,955	State Street Corporation	104,143
9,246	Sterling Bancorp	96,621

5,474	Synovus Financial Corporation	96,123
3,427	Truist Financial Corporation	105,689
7,475	Unum Group	112,200
		3,025,942
	Health Care - 2.4%
2,116	Exact Sciences Corporation (a)	122,728
897	Teladoc Health, Inc. (a)	139,044
		261,772
	Industrials - 3.1%
667	Boeing Company	99,477
2,300	Emerson Electric Company	109,595
14,812	General Electric Company	117,607
		326,679
	Materials - 9.8%
14,513	Alcoa Corporation (a)	89,400
4,531	Dow, Inc.	132,486
15,433	Freeport-McMoRan, Inc.	104,173
7,406	Huntsman Corporation	106,869
2,461	LyondellBasell Industries NV - Class A	122,139
10,580	Mosaic Company	114,476
11,201	Olin Corporation	130,716
10,327	Univar Solutions, Inc. (a)	110,705
4,485	Westrock Company	126,746
		1,037,710
	Technology - 22.6%
2,668	Advanced Micro Devices, Inc. (a)	121,341
414	Apple, Inc.	105,276
2,277	Applied Materials, Inc.	104,332
736	Autodesk, Inc. (a)	114,889
506	Broadcom, Inc.	119,973
3,105	Cisco Systems, Inc.	122,057
5,083	Corning, Inc.	104,405
7,682	DXC Technology Company	100,250
11,799	Hewlett Packard Enterprise Company	114,568
2,139	Intel Corporation	115,763
805	KLA Corporation	115,711
1,656	Microchip Technology, Inc.	112,277
2,714	Micron Technology, Inc. (a)	114,151
736	Microsoft Corporation	116,074
2,852	NetApp, Inc.	118,900
7,935	Nutanix, Inc. - Class A (a)	125,373
483	NVIDIA Corporation	127,319
1,541	QUALCOMM, Inc.	104,249
391	ServiceNow, Inc. (a)	112,053
2,139	Teradyne, Inc.	115,870
2,783	Western Digital Corporation	115,828
		2,400,659
	TOTAL COMMON STOCKS (Cost $12,201,668)	10,594,391

	SHORT-TERM INVESTMENTS - 0.2%
16,036	First American Government Obligations Fund, Class X, 0.43% (c)	16,036
	TOTAL SHORT-TERM INVESTMENTS (Cost $16,036)	16,036
	TOTAL INVESTMENTS - 99.9% (Cost $12,217,704)	10,610,427
	Other Assets in Excess of Liabilities - 0.1%	11,888
	NET ASSETS - 100.0%	$10,622,315

Percentages are stated as a percent of net assets.
The Fund’s security classifications are defined by the Fund Adviser.
(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(c)	Rate shown is the annualized seven-day yield as of March 31, 2020.

Summary of Fair Value Disclosure at March 31, 2020 (Unaudited)

The Funds utilize various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

Salt High truBetaTM US Market ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$10,594,391	$-	$-	$10,594,391
Short-Term Investments	16,036	-	-	16,036
Total Investments	$10,610,427	$-	$-	$10,610,427

^ See Schedule of Investments for further disaggregation of investment categories.
For the period ended March 31, 2020, the Fund did not recognize any transfers to or from Level 3.